Securitization Activities - Activity Related to Securitizations Accounted for as Sales (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Transfers and Servicing [Abstract]
Transferred assets	$ 7,159.3	$ 4,780.9	$ 4,552.9
Proceeds on new securitizations	7,165.3	4,852.8	4,594.5
Cash flows received on retained interests	$ 48.5	$ 48.3	$ 28.7